TRADE AND RELATED PARTY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND RELATED PARTY PAYABLES
Schedule of trade and related party payables

in € thousand	12/31/2025	12/31/2024
Trade payables	35,408	27,822
Associated company payables	2,663	357
Total trade and related party payables	38,071	28,179